Contract balances and Other liabilities (Details 1) ₨ in Thousands	12 Months Ended
Mar. 31, 2019 INR (₨)
Balance as of April 1, 2018	₨ 57,550
Less: Invoiced during the period	23,916
Balance as at March 31, 2019	₨ 33,634